Warrants Liability (Restated) - Schedule of Balance of Calibration Allowance (Parentheticals) (Details)	12 Months Ended
Jun. 30, 2024 USD ($) shares
Schedule of Balance of Calibration Allowance [Abstract]
Amortisation and release of Calibration Allowance related | $	$ 600,000
Amortization of Calibration Allowance | shares	400,000